Leases - Lease Expenses of Lessee (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation expense of right-of-use assets	$ 746	$ 779	$ 792
Finance expense on lease liabilities	678	606	654
Expense relating to short-term leases	5,887	6,587	3,865
Total	$ 7,311	$ 7,972	$ 5,311